FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Concentration of Financial Instruments Exposed to Credit Risk - Economic Factors (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		S/ 228,193,794	S/ 236,270,359
Financial Instruments with Exposure to Credit Risk [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		228,193,794	236,270,359
Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		190,960,772	192,934,668
Central Reserve Bank of Peru [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		31,177,347	35,269,254
Central Reserve Bank of Peru [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		24,157,868	25,687,934
Financial Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		23,994,226	28,392,867
Financial Services [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		15,503,612	18,726,408
Commerce [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		27,879,196	28,256,624
Commerce [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		26,448,551	26,716,462
Manufacturing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		25,412,964	25,323,262
Manufacturing [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		23,541,034	22,713,289
Government and Public Administration [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		20,692,292	19,984,045
Government and Public Administration [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		10,318,450	8,142,978
Mortgage Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		22,381,290	21,128,330
Mortgage Loans [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		22,381,290	21,128,330
Consumer Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		18,740,588	14,717,230
Consumer Loans [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		18,740,588	14,717,230
Real Estate and Leasing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		10,172,639	11,493,299
Real Estate and Leasing [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		10,088,768	11,362,371
Communications, Storage and Transportation [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		7,919,245	8,933,095
Communications, Storage and Transportation [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		6,495,988	7,282,709
Electricity, Gas and Water [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		8,422,873	8,432,056
Electricity, Gas and Water [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,884,840	4,472,766
Community Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		6,500,918	7,584,239
Community Services [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		6,500,918	7,584,239
Construction [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,031,278	4,463,940
Construction [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,633,858	3,882,922
Mining [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,039,411	4,868,784
Mining [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,883,227	4,535,519
Agriculture [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,888,915	4,651,040
Agriculture [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,867,488	4,613,294
Hotels and Restaurants [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,736,252	2,805,317
Hotels and Restaurants [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,736,252	2,805,317
Education, Health and Other Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,615,736	2,547,509
Education, Health and Other Services [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,631,340	1,778,522
Insurance [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,042,092	2,200,379
Insurance [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,036,187	2,185,490
Fishing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		579,032	613,148
Fishing [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		578,526	611,616
Others [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,967,500	4,605,941
Others [Member] | Financial Assets at Amortized Cost [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,531,987	3,987,272
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	5,678,060	7,590,166
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Central Reserve Bank of Peru [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	1,243,890
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Financial Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	3,866,108	3,722,668
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Commerce [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	17,992	51,436
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Manufacturing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	139,321	180,666
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Government and Public Administration [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	826,279	1,605,754
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Mortgage Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Consumer Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Real Estate and Leasing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	68,797	81,019
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Communications, Storage and Transportation [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	55,499	93,649
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Electricity, Gas and Water [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	180,772	299,189
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Community Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Construction [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	12,899	23,109
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Mining [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	6,323	108,609
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Agriculture [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	485	6,113
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Hotels and Restaurants [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Education, Health and Other Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	89,033	102,655
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Insurance [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	1,363	14,057
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Fishing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	506	1,532
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Others [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	412,683	55,820
At Fair Value Through Profit for Loss Designated at Inception [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		768,801	987,082
At Fair Value Through Profit for Loss Designated at Inception [Member] | Central Reserve Bank of Peru [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Financial Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		312,993	284,119
At Fair Value Through Profit for Loss Designated at Inception [Member] | Commerce [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		28	4,610
At Fair Value Through Profit for Loss Designated at Inception [Member] | Manufacturing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		35,435	193,091
At Fair Value Through Profit for Loss Designated at Inception [Member] | Government and Public Administration [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		207	9,516
At Fair Value Through Profit for Loss Designated at Inception [Member] | Mortgage Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Consumer Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Real Estate and Leasing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Communications, Storage and Transportation [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		270,906	401,789
At Fair Value Through Profit for Loss Designated at Inception [Member] | Electricity, Gas and Water [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		107,161	11,947
At Fair Value Through Profit for Loss Designated at Inception [Member] | Community Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Construction [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	850
At Fair Value Through Profit for Loss Designated at Inception [Member] | Mining [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	846
At Fair Value Through Profit for Loss Designated at Inception [Member] | Agriculture [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Hotels and Restaurants [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Education, Health and Other Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		42,071	75,774
At Fair Value Through Profit for Loss Designated at Inception [Member] | Insurance [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Fishing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Others [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	4,540
At Fair Value Through Other Comprehensive Income Investments [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		30,786,161	34,758,443
At Fair Value Through Other Comprehensive Income Investments [Member] | Central Reserve Bank of Peru [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		7,019,479	8,337,430
At Fair Value Through Other Comprehensive Income Investments [Member] | Financial Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,311,513	5,659,672
At Fair Value Through Other Comprehensive Income Investments [Member] | Commerce [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,412,625	1,484,116
At Fair Value Through Other Comprehensive Income Investments [Member] | Manufacturing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,697,174	2,236,216
At Fair Value Through Other Comprehensive Income Investments [Member] | Government and Public Administration [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		9,547,356	10,225,797
At Fair Value Through Other Comprehensive Income Investments [Member] | Mortgage Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Other Comprehensive Income Investments [Member] | Consumer Loans [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Other Comprehensive Income Investments [Member] | Real Estate and Leasing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		15,074	49,909
At Fair Value Through Other Comprehensive Income Investments [Member] | Communications, Storage and Transportation [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,096,852	1,154,948
At Fair Value Through Other Comprehensive Income Investments [Member] | Electricity, Gas and Water [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,250,100	3,648,154
At Fair Value Through Other Comprehensive Income Investments [Member] | Community Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Other Comprehensive Income Investments [Member] | Construction [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		384,521	557,059
At Fair Value Through Other Comprehensive Income Investments [Member] | Mining [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		149,861	223,810
At Fair Value Through Other Comprehensive Income Investments [Member] | Agriculture [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		20,942	31,633
At Fair Value Through Other Comprehensive Income Investments [Member] | Hotels and Restaurants [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0
At Fair Value Through Other Comprehensive Income Investments [Member] | Education, Health and Other Services [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		853,292	590,558
At Fair Value Through Other Comprehensive Income Investments [Member] | Insurance [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,542	832
At Fair Value Through Other Comprehensive Income Investments [Member] | Fishing [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Other Comprehensive Income Investments [Member] | Others [Member]
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		S/ 1,022,830	S/ 558,309

[1]	Includes non-trading investments that did not pass SPPI test.